First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.5%
	Arizona – 0.4%
$400,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	4.00%	07/01/29	$413,672
	California – 88.8%
350,000	Alameda CA Corridor Transprtn Auth Ref 2nd Sub Lien, Ser B, AGM	4.00%	10/01/37	384,884
150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	177,809
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	260,690
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	579,663
950,000	Bakersfield CA Wstwtr Rev Ref, Ser A	5.00%	09/15/30	1,145,709
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/33	110,637
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/34	192,929
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/36	362,149
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/40	673,667
200,000	CA Cnty Ca Tobacco Securitization Agy Tobacco Settlement Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	232,770
665,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/32	861,607
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/33	256,476
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	4.00%	06/01/35	235,086
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	4.00%	06/01/39	230,934
442,566	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	498,188
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	224,412
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	288,084
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	565,580
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/26	124,937
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/27	127,159
400,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	476,868
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	216,046
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	223,980
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	707,635
1,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,128,100
30,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	35,783
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	264,400
1,000,000	CA St Hlth Facs Fing Auth Rev Ref, Commonspirit Hlth, Ser A	4.00%	04/01/36	1,143,120
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	311,882
500,000	CA St Infrastructure & Econ Dev Bank Natl Chartr Social Bond, Ser B	4.00%	11/01/39	575,985
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	264,730
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	265,700
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Academies Lincoln Proj, Ser A (a)	5.00%	10/01/39	942,219
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	206,382
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	217,198
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	268,573

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$60,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	$63,662
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	660,557
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	174,394
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	266,470
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	263,462
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	786,841
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Centers, Ser A	5.00%	02/01/36	551,869
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	234,744
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	463,924
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	291,560
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	771,925
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	548,750
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	124,456
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	498,397
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	696,913
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	545,450
500,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/27	597,210
350,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/40	407,116
75,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj TCRS, BAM	5.00%	05/15/29	93,020
1,000,000	CA St Muni Fin Auth Student Hsg Rev Chf-Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/38	1,168,790
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	661,848
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	242,883
750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	726,555
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs, Ser A, AMT (Mandatory put 11/02/20) (a)	0.50%	08/01/23	500,000
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	162,623
1,000,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	1,041,560
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,721
175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	219,508
165,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	05/01/29	218,427
125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	144,903
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	116,981
75,000	CA St Ref	4.00%	09/01/32	86,657
75,000	CA St Ref	4.00%	08/01/34	86,027
155,000	CA St Ref	4.00%	09/01/35	177,594
75,000	CA St Ref Various Purpose	4.00%	09/01/33	86,340
275,000	CA St Ref Various Purpose	4.00%	09/01/35	315,087
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	624,528
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	358,393
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	4.00%	07/01/30	638,574
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	5.00%	07/01/40	651,918
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	329,184

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	$115,038
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	242,218
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.00%	07/01/29	300,147
400,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	387,576
200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	226,018
280,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	309,708
100,000	CA St Various Purpose	5.00%	10/01/35	120,334
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	675,018
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	342,333
150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	150,164
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	271,150
190,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	230,065
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	58,898
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	204,652
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	54,601
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	59,459
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	146,010
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	294,197
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	369,880
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	473,840
355,000	Centinela Vly CA Union High Sch Dist Ref, Ser C, AGM	3.00%	08/01/36	375,388
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	539,437
425,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/36	559,899
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	5.00%	06/01/31	306,377
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/35	285,080
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/36	227,056
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	257,252
170,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/32	204,768
175,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/33	209,402
180,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/34	214,531
200,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/35	237,538
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	225,186
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	336,063
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	317,909
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	169,833
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	854,215
300,000	Estrn CA Muni Wtr Dist Wtr & Wstwtr Rev Sub Ref, Ser A	5.00%	07/01/31	371,481

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	$410,154
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	185,927
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	267,922
195,000	Fontana CA Unif Sch Dist Prerefunded, AGM	(d)	02/01/33	159,073
165,000	Fontana CA Unif Sch Dist Prerefunded, AGM	(d)	02/01/33	130,429
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	361,351
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	168,036
200,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Bkd, Ref, Ser A	3.25%	06/01/32	216,760
100,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Enhncd Asset Bkd, Ser A	5.00%	06/01/29	110,498
340,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	411,543
750,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/34	905,535
145,000	Golden West CA Schs Fing Auth Ref Beverly Hills Uni Sch Dist, NATL	5.25%	08/01/23	164,974
265,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/33	315,509
360,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/35	423,432
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	160,600
860,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	1,014,766
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	182,000
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	1,040,793
290,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	324,185
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	123,800
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(d)	08/01/29	419,627
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	270,288
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/33	27,792
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/34	27,712
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/40	217,734
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,237,483
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	113,387
330,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	436,811
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	570,952
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	821,667
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	310,522
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,803
215,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	241,811
500,000	Los Angeles CA Unif Sch Dist, Ser C	4.00%	07/01/36	589,505
500,000	Los Angeles CA Unif Sch Dist, Ser C	4.00%	07/01/37	587,205
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	450,323
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	116,967
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	284,068
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	300,275
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	369,160
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	281,111
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	558,765
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	114,655

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	$218,258
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,183,405
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	307,890
750,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	787,455
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	463,324
100,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/34	112,192
65,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/35	72,741
275,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/39	305,057
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	291,352
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	788,347
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	238,106
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	248,710
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	377,995
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	235,276
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	557,570
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	320,985
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	612,283
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	212,236
1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/37	1,751,258
185,000	Roseville CA Spl Tax	5.00%	09/01/32	212,672
160,000	Roseville CA Spl Tax	5.00%	09/01/33	183,091
170,000	Roseville CA Spl Tax	4.00%	09/01/34	184,504
150,000	Roseville CA Spl Tax	4.00%	09/01/35	162,357
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	224,946
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	581,460
385,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/34	455,486
200,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/37	233,236
510,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	620,089
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	139,164
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	94,287
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	110,707
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	579,855
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	149,129
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	118,270
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL	(d)	01/15/29	135,391
675,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	721,723
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	206,626

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	$427,106
500,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/43	572,525
150,000	Soledad CA Unif Sch Dist Premium Ref Bans, CABS	(d)	08/01/21	149,388
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	342,384
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	290,181
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	172,446
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	453,492
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	574,780
500,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.38%	06/01/38	501,760
500,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.50%	06/01/45	502,495
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/37	1,267,840
145,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 2, Ser B-1	2.25%	06/01/29	156,535
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	283,945
470,000	Transbay Jt Powers Auth CA Green Bnd Sr Tax Alloc Bnds, Ser A	5.00%	10/01/33	599,053
900,000	Transbay Jt Powers Auth CA Green Bnd Sr Tax Alloc Bnds, Ser A	5.00%	10/01/39	1,122,975
350,000	Tulare CA Loc Healthcare Dist Ref, BAM	4.00%	08/01/35	410,581
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	118,372
				79,701,714
	Colorado – 0.6%
500,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	514,820
	Florida – 0.6%
205,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	209,887
295,000	Rhodine Road North CDD FL Spl Assmnt	4.00%	05/01/30	309,856
				519,743
	Georgia – 0.6%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	524,305
	Guam – 1.5%
100,000	Guam Govt Business Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	111,325
355,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	364,507
750,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	897,502
				1,373,334
	Illinois – 1.1%
195,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	195,214
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	33,767
135,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	122,000
120,000	IL St, Ser A	4.00%	01/01/25	121,878
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	483,880
				956,739
	Kansas – 0.5%
425,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	417,550
	Louisiana – 1.0%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	884,085

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio – 0.9%
$750,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	$803,003
	Puerto Rico – 2.1%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	104,760
1,295,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,355,865
90,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	76,262
494,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	387,706
				1,924,593
	Texas – 0.4%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Term Improv Proj, Ser B-2, AMT	5.00%	07/15/27	387,960

Total Investments – 98.5%	88,421,518
(Cost $85,918,734) (e)
Net Other Assets and Liabilities – 1.5%	1,306,706
Net Assets – 100.0%	$89,728,224

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	8	Dec 2020	$ (1,379,750)	$16,719
U.S. Treasury Ultra 10-Year Notes	Short	21	Dec 2020	(3,302,906)	48,211
Total Futures Contracts				$(4,682,656)	$64,930

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $14,095,400 or 15.7% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,061,504 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $493,790. The net unrealized appreciation was $2,567,714. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL	National Public Finance Guarantee Corp.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows:
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 88,421,518	$ —	$ 88,421,518	$ —
Futures Contracts	64,930	64,930	—	—
Total	$ 88,486,448	$ 64,930	$ 88,421,518	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of October 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$105.89	$252,842	$264,730	0.30%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	300,000	109.73	311,533	329,184	0.37
				$564,375	$593,914	0.67%